UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2015

Item 1. Reports to Stockholders

Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Board Approval of Investment Advisory Contracts and Management Fees Performance: The Bottom Line Management's Discussion of Fund Performance Shareholder Expense Example Investment Changes (Unaudited) Investments August 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Trustees and Officers Board Approval of Investment Advisory Contracts and Management Fees

Fidelity® Specialized High Income
Central Fund

Annual Report

August 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-ANN-1015
1.820817.110

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Specialized High Income Central Fund	-0.70%	6.76%	6.94%

A From September 20, 2005.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Specialized High Income Central Fund on September 20, 2005, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM BB US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. corporate high-yield bonds posted a low single-digit decline for the 12 months ending August 31, 2015, as macro concerns and heightened volatility weighed on investor sentiment, overshadowing generally solid broad-market fundamentals. The BofA Merrill LynchSM US High Yield Constrained Index returned -3.08% the past year. High-yield began losing momentum as the period began amid plunging oil prices due to lukewarm demand and a surge in U.S. production. The energy-heavy index continued to trend lower throughout the end of 2014, then briefly reversed course early in the new year, as oil prices rebounded throughout the spring, as did expectations that the U.S. Federal Reserve might hold off a bit longer on raising interest rates. However, increased volatility among U.S. Treasuries, commodities and stocks resulted in a sharp decline in June. The market succumbed to pressure from rising Treasury yields, eroding supply/demand technicals and equity volatility. Fears of a possible Greek sovereign debt default spurred a flight from riskier fixed-income assets during the month. The high-yield market slipped further in the final two months of the period, largely due to uncertainty about global economic growth. August saw a particularly steep sell-off for the asset class, as oil prices plummeted below $40 per barrel before rebounding slightly near month end.

Comments from Portfolio Manager Matthew Conti: For the year, the fund modestly trailed the -0.13% return of The BofA Merrill LynchSM BB US High Yield Constrained Index. My emphasis on mid-tier split BB/B-rated bonds hampered relative performance, as higher-quality high-yield bonds outperformed. Our sensitivity to interest rates was shorter than that of the benchmark, dampening performance because rates trended lower. From a sector/industry perspective, security selection in the poor-performing metals/mining group was the biggest detractor. Bond picks in transportation ex-air/rail moderately detracted, as did a modest cash stake. On the plus side, selections in steel and telecommunications were the most additive, along with overall positioning in utilities and a sizable underweighting in the lagging energy sector. The primary individual detractor was an overweighting in coal mine operator Peabody Energy. An overweighting in Australia-based iron-ore mining company Fortescue Metals Group - which we sold during the period - also worked against relative performance. The top individual contributor was a lighter-than-benchmark position in natural gas producer Chesapeake Energy. Avoiding underperforming index component Cliffs Natural Resources, a supplier of iron ore pellets to the steel industry, also aided relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.0011%	$ 1,000.00	$ 981.00	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.20	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.2	3.3
T-Mobile U.S.A., Inc.	3.1	3.7
SLM Corp.	2.7	2.8
ADT Corp.	2.3	2.6
Numericable Group SA	2.3	2.1
	13.6
Top Five Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	12.7	12.7
Telecommunications	12.3	10.2
Energy	10.1	9.9
Banks & Thrifts	7.0	3.9
Food/Beverage/Tobacco	6.7	3.0
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
BBB 3.9%	BBB 1.9%
BB 72.1%	BB 73.5%
B 17.9%	B 19.8%
CCC,CC,C 0.3%	CCC,CC,C 0.0%
Short-Term Investments and Net Other Assets 5.8%	Short-Term Investments and Net Other Assets 4.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Nonconvertible Bonds 78.4%		Nonconvertible Bonds 81.4%
	Bank Loan Obligations 7.2%		Bank Loan Obligations 9.5%
	Other Investments 8.6%		Other Investments 4.3%
	Short-Term Investments and Net Other Assets (Liabilities) 5.8%		Short-Term Investments and Net Other Assets (Liabilities) 4.8%
* Foreign investments	28.0%	** Foreign investments	26.8%

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Nonconvertible Bonds - 78.4%
	Principal Amount	Value
Air Transportation - 1.8%
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 9/15/20 (b)	$ 1,710,000	$ 1,653,615
Allegiant Travel Co. 5.5% 7/15/19	7,140,000	7,264,950
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	481,253	526,972
5.5% 4/29/22	817,822	846,446
9.25% 5/10/17	175,411	190,759
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	690,000	698,625
6.75% 5/23/17	690,000	698,625
8.021% 8/10/22	706,211	804,198
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	965,987	1,023,946
12% 1/15/16 (b)	58,666	61,013
		13,769,149
Automotive & Auto Parts - 0.3%
Schaeffler Finance BV 4.75% 5/15/21 (b)	2,050,000	2,015,417
Building Materials - 1.2%
Building Materials Corp. of America 5.375% 11/15/24 (b)	7,395,000	7,395,000
USG Corp. 5.5% 3/1/25 (b)	1,675,000	1,666,625
		9,061,625
Cable/Satellite TV - 1.4%
Altice SA 5.375% 7/15/23 (b)	4,350,000	4,306,500
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	550,000	548,625
5.125% 5/1/23 (b)	2,260,000	2,260,000
5.875% 5/1/27 (b)	850,000	833,000
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	2,545,000	2,597,554
		10,545,679
Chemicals - 1.2%
LSB Industries, Inc. 7.75% 8/1/19	5,115,000	5,153,363
NOVA Chemicals Corp. 5.25% 8/1/23 (b)	2,800,000	2,814,000
Platform Specialty Products Corp. 6.5% 2/1/22 (b)	1,180,000	1,142,629
		9,109,992
Containers - 1.9%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2859% 12/15/19 (b)(e)	3,945,000	3,866,100
Ball Corp. 5.25% 7/1/25	1,760,000	1,751,200
Nonconvertible Bonds - continued
	Principal Amount	Value
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	$ 6,215,000	$ 6,082,931
Owens-Brockway Glass Container, Inc.:
5.875% 8/15/23 (b)	1,115,000	1,134,513
6.375% 8/15/25 (b)	1,115,000	1,140,088
		13,974,832
Diversified Financial Services - 11.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.25% 7/1/20	1,590,000	1,601,925
4.625% 7/1/22	1,410,000	1,420,575
5% 10/1/21	4,690,000	4,848,288
Aircastle Ltd.:
5.125% 3/15/21	4,735,000	4,841,538
6.25% 12/1/19	8,390,000	9,103,150
FLY Leasing Ltd.:
6.375% 10/15/21	3,965,000	4,054,213
6.75% 12/15/20	3,145,000	3,239,350
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,294,000	2,323,822
5.875% 2/1/22	19,275,000	19,472,556
6% 8/1/20	2,230,000	2,301,962
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	1,545,000	1,461,956
International Lease Finance Corp.:
4.625% 4/15/21	510,000	518,925
6.25% 5/15/19	3,380,000	3,641,950
MSCI, Inc. 5.75% 8/15/25 (b)	490,000	499,800
Navient Corp.:
5% 10/26/20	515,000	458,350
5.875% 3/25/21	1,700,000	1,525,750
5.875% 10/25/24	2,655,000	2,243,475
SLM Corp.:
4.875% 6/17/19	4,795,000	4,483,325
5.5% 1/15/19	4,715,000	4,502,825
5.5% 1/25/23	6,925,000	5,834,313
6.125% 3/25/24	4,155,000	3,531,750
8% 3/25/20	190,000	192,375
8.45% 6/15/18	1,220,000	1,293,200
		83,395,373
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - 10.1%
Antero Resources Corp.:
5.125% 12/1/22	$ 2,655,000	$ 2,403,333
5.625% 6/1/23 (b)	3,150,000	2,866,500
Baytex Energy Corp.:
5.125% 6/1/21 (b)	555,000	472,860
5.625% 6/1/24 (b)	1,720,000	1,435,374
California Resources Corp.:
5% 1/15/20	2,010,000	1,582,473
5.5% 9/15/21	2,170,000	1,682,575
6% 11/15/24	1,035,000	767,453
Chesapeake Energy Corp.:
5.375% 6/15/21	1,385,000	1,014,513
5.75% 3/15/23	1,000,000	745,510
6.125% 2/15/21	3,260,000	2,524,479
6.5% 8/15/17	625,000	597,006
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	5,565,000	5,494,325
Denbury Resources, Inc.:
5.5% 5/1/22	6,630,000	4,723,875
6.375% 8/15/21	4,025,000	3,210,783
Energy Transfer Equity LP 5.5% 6/1/27	1,165,000	1,083,450
Exterran Holdings, Inc. 7.25% 12/1/18	4,584,000	4,492,320
Forum Energy Technologies, Inc. 6.25% 10/1/21	3,605,000	3,244,500
Gibson Energy, Inc. 6.75% 7/15/21 (b)	2,895,000	2,815,388
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)	5,677,000	4,911,173
5.75% 10/1/25 (b)	1,125,000	1,012,500
7.625% 4/15/21 (b)	290,000	296,380
Noble Energy, Inc. 5.625% 5/1/21	2,650,000	2,675,228
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,611,000	2,637,110
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	1,030,000	1,084,024
Sabine Pass Liquefaction LLC:
5.625% 3/1/25 (b)	3,230,000	3,123,006
5.75% 5/15/24	7,260,000	7,096,650
SM Energy Co. 6.5% 11/15/21	570,000	552,900
Sunoco LP / Sunoco Finance Corp.:
5.5% 8/1/20 (b)	1,650,000	1,641,750
6.375% 4/1/23 (b)	1,640,000	1,648,200
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	980,000	980,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
TerraForm Power Operating LLC:
5.875% 2/1/23 (b)	$ 845,000	$ 802,750
6.125% 6/15/25 (b)	245,000	230,913
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	385,000	388,850
6.125% 10/15/21	245,000	245,613
6.25% 10/15/22 (b)	410,000	410,000
Whiting Petroleum Corp. 5% 3/15/19	2,935,000	2,626,825
WPX Energy, Inc. 7.5% 8/1/20	2,090,000	2,007,194
		75,527,783
Food/Beverage/Tobacco - 6.5%
ESAL GmbH 6.25% 2/5/23 (b)	13,370,000	13,002,325
JBS Investments GmbH:
7.25% 4/3/24 (b)	5,840,000	5,854,600
7.75% 10/28/20 (b)	2,755,000	2,938,208
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (b)	610,000	591,700
5.875% 7/15/24 (b)	5,010,000	4,991,213
7.25% 6/1/21 (b)	2,335,000	2,437,156
7.25% 6/1/21 (b)	865,000	902,844
8.25% 2/1/20 (b)	3,235,000	3,408,881
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	8,500,000	8,308,750
Vector Group Ltd. 7.75% 2/15/21	6,218,000	6,615,952
		49,051,629
Gaming - 4.3%
MCE Finance Ltd. 5% 2/15/21 (b)	13,345,000	12,210,675
Scientific Games Corp. 7% 1/1/22 (b)	6,785,000	6,937,663
Wynn Macau Ltd. 5.25% 10/15/21 (b)	14,495,000	13,299,163
		32,447,501
Healthcare - 1.8%
Community Health Systems, Inc. 5.125% 8/1/21	3,025,000	3,108,188
HealthSouth Corp. 5.75% 11/1/24	615,000	623,549
Hill-Rom Holdings, Inc. 5.75% 9/1/23 (b)(d)	560,000	569,800
Hologic, Inc. 5.25% 7/15/22 (b)	855,000	871,031
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (b)	365,000	368,650
5.5% 4/15/25 (b)	345,000	342,413
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	$ 5,385,000	$ 5,627,325
Tenet Healthcare Corp. 6% 10/1/20	2,090,000	2,236,300
		13,747,256
Homebuilders/Real Estate - 2.5%
CBRE Group, Inc. 5% 3/15/23	8,910,000	8,994,894
Communications Sales & Leasing, Inc. 6% 4/15/23 (b)	340,000	319,600
Howard Hughes Corp. 6.875% 10/1/21 (b)	800,000	834,000
Meritage Homes Corp. 6% 6/1/25	1,485,000	1,497,058
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (b)	2,090,000	2,100,450
5.875% 4/15/23 (b)	785,000	786,963
Toll Brothers Finance Corp. 4% 12/31/18	935,000	953,700
TRI Pointe Homes, Inc.:
4.375% 6/15/19	3,410,000	3,380,163
5.875% 6/15/24	215,000	211,775
		19,078,603
Leisure - 0.5%
NCL Corp. Ltd. 5.25% 11/15/19 (b)	1,640,000	1,696,892
Speedway Motorsports, Inc. 5.125% 2/1/23	1,770,000	1,752,300
		3,449,192
Metals/Mining - 2.1%
CONSOL Energy, Inc. 5.875% 4/15/22	3,365,000	2,405,975
Lundin Mining Corp.:
7.5% 11/1/20 (b)	2,220,000	2,192,250
7.875% 11/1/22 (b)	4,715,000	4,644,275
New Gold, Inc. 6.25% 11/15/22 (b)	2,885,000	2,437,825
Peabody Energy Corp.:
6% 11/15/18	3,380,000	1,123,850
6.25% 11/15/21	675,000	177,188
7.875% 11/1/26	2,975,000	795,813
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,020,000	953,700
8.25% 1/15/21 (b)	900,000	850,500
		15,581,376
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 1.3%
Sappi Papier Holding GmbH:
6.625% 4/15/21 (b)	$ 7,955,000	$ 8,153,875
7.75% 7/15/17 (b)	1,855,000	1,984,850
		10,138,725
Publishing/Printing - 1.3%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	8,715,000	8,388,188
7% 2/15/22	620,000	607,600
7.875% 3/15/21	610,000	632,967
		9,628,755
Services - 4.1%
ADT Corp.:
3.5% 7/15/22	3,241,000	2,901,667
4.125% 4/15/19	2,828,000	2,870,420
5.25% 3/15/20	3,110,000	3,179,975
APX Group, Inc. 6.375% 12/1/19	14,100,000	13,694,625
Audatex North America, Inc.:
6% 6/15/21 (b)	4,665,000	4,555,186
6.125% 11/1/23 (b)	1,105,000	1,095,210
IHS, Inc. 5% 11/1/22	1,495,000	1,511,819
The GEO Group, Inc. 5.875% 1/15/22	900,000	936,000
		30,744,902
Steel - 1.6%
Steel Dynamics, Inc.:
5.125% 10/1/21	3,690,000	3,618,045
5.25% 4/15/23	1,300,000	1,262,625
5.5% 10/1/24	4,075,000	3,957,844
6.125% 8/15/19	3,137,000	3,250,716
		12,089,230
Super Retail - 0.2%
Family Tree Escrow LLC 5.75% 3/1/23 (b)	1,195,000	1,251,763
Technology - 4.5%
ADT Corp.:
4.125% 6/15/23	5,090,000	4,670,075
6.25% 10/15/21	3,720,000	3,840,900
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,495,000	3,337,725
Micron Technology, Inc.:
5.25% 8/1/23 (b)	3,085,000	2,876,763
5.25% 1/15/24 (b)	1,135,000	1,052,713
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - continued
Micron Technology, Inc.: - continued
5.5% 2/1/25	$ 1,365,000	$ 1,269,450
5.625% 1/15/26 (b)	4,710,000	4,274,325
5.875% 2/15/22	4,930,000	4,856,050
Nuance Communications, Inc. 5.375% 8/15/20 (b)	4,192,000	4,199,881
NXP BV/NXP Funding LLC 4.125% 6/15/20 (b)	1,855,000	1,857,319
Sensata Technologies BV 5% 10/1/25 (b)	1,210,000	1,173,700
		33,408,901
Telecommunications - 12.3%
Altice Financing SA:
6.5% 1/15/22 (b)	890,000	892,225
6.625% 2/15/23 (b)	1,480,000	1,472,600
7.875% 12/15/19 (b)	1,350,000	1,410,750
Columbus International, Inc. 7.375% 3/30/21 (b)	2,346,000	2,469,165
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	5,455,000	5,236,800
Level 3 Financing, Inc.:
5.125% 5/1/23 (b)	1,710,000	1,667,250
5.375% 5/1/25 (b)	570,000	550,763
Numericable Group SA:
4.875% 5/15/19 (b)	7,045,000	7,089,031
6% 5/15/22 (b)	4,025,000	4,025,000
6.25% 5/15/24 (b)	5,980,000	5,978,146
Sable International Finance Ltd. 6.875% 8/1/22 (b)	510,000	515,100
Sprint Capital Corp.:
6.875% 11/15/28	9,045,000	7,778,700
8.75% 3/15/32	4,410,000	4,172,963
Sprint Communications, Inc.:
7% 3/1/20 (b)	8,945,000	9,501,379
9% 11/15/18 (b)	6,585,000	7,334,044
Sprint Corp. 7.875% 9/15/23	1,660,000	1,595,675
T-Mobile U.S.A., Inc.:
6% 3/1/23	4,535,000	4,623,387
6.375% 3/1/25	5,295,000	5,411,490
6.464% 4/28/19	7,455,000	7,669,331
6.5% 1/15/24	1,700,000	1,746,750
6.542% 4/28/20	2,030,000	2,116,275
6.625% 4/1/23	2,135,000	2,226,805
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	6,810,000	6,861,075
		92,344,704
Transportation Ex Air/Rail - 0.9%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	7,935,000	6,586,050
Nonconvertible Bonds - continued
	Principal Amount	Value
Utilities - 5.5%
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	$ 3,760,000	$ 3,877,500
DPL, Inc. 6.75% 10/1/19	550,000	574,750
NRG Energy, Inc.:
6.25% 7/15/22	4,355,000	4,246,125
6.25% 5/1/24	4,650,000	4,417,500
NSG Holdings II, LLC 7.75% 12/15/25 (b)	8,102,846	8,933,388
PPL Energy Supply LLC 6.5% 6/1/25 (b)	620,000	575,050
RJS Power Holdings LLC 5.125% 7/15/19 (b)	8,850,000	8,363,250
The AES Corp.:
4.875% 5/15/23	5,580,000	5,189,400
7.375% 7/1/21	4,889,000	5,267,898
		41,444,861
TOTAL NONCONVERTIBLE BONDS (Cost $612,840,541)		588,393,298
Bank Loan Obligations - 7.2%

Aerospace - 0.4%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	3,370,341	3,332,424
Air Transportation - 0.9%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (e)	6,625,000	6,569,814
Cable/Satellite TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	5,516,491	5,459,947
Capital Goods - 0.3%
Rexnord LLC Tranche B, term loan 4% 8/21/20 (e)	1,880,644	1,860,897
Containers - 0.2%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	1,751,696	1,742,938
Food/Beverage/Tobacco - 0.2%
JBS U.S.A. LLC Tranche B, term loan 8/18/22 (f)	1,615,000	1,607,942
Gaming - 1.6%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	4,816,000	4,830,448
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	3,998,557	3,975,085
Scientific Games Corp. Tranche B 2LN, term loan 6% 10/1/21 (e)	3,358,125	3,317,189
		12,122,722
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - 0.4%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	$ 2,882,954	$ 2,882,233
Leisure - 0.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	1,969,839	1,893,508
Services - 0.4%
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (e)	2,223,113	2,186,054
Tranche DD, term loan 4.0032% 11/8/20 (e)	568,703	559,223
		2,745,277
Super Retail - 0.1%
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (e)	558,600	557,438
Technology - 1.0%
Dell International LLC Tranche B 2LN, term loan 4% 4/29/20 (e)	2,513,700	2,498,693
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	5,102,569	4,951,328
		7,450,021
Utilities - 0.7%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (e)	4,376,737	4,273,884
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	1,351,325	1,295,016
		5,568,900
TOTAL BANK LOAN OBLIGATIONS (Cost $54,022,353)		53,794,061
Preferred Securities - 8.6%

Banks & Thrifts - 7.0%
BAC Capital Trust XIV 4% (c)(e)	655,000	509,129
Bank of America Corp.:
6.1% (c)(e)	2,440,000	2,449,999
6.25% (c)(e)	6,295,000	6,424,492
6.5% (c)(e)	3,245,000	3,417,845
Barclays Bank PLC 7.625% 11/21/22	9,175,000	10,655,310
Barclays PLC 8.25% (c)(e)	3,395,000	3,660,592
BNP Paribas SA 7.375% (b)(c)(e)	1,865,000	1,914,619
Credit Agricole SA 6.625% (b)(c)(e)	8,235,000	8,178,622
Credit Suisse Group AG 6.25% (b)(c)(e)	1,425,000	1,386,251
Preferred Securities - continued
	Principal Amount	Value
Banks & Thrifts - continued
Deutsche Bank AG 7.5% (c)(e)	$ 4,295,000	$ 4,334,641
Goldman Sachs Group, Inc. 5.375% (c)(e)	1,710,000	1,707,512
JPMorgan Chase & Co.:
5.3% (c)(e)	3,375,000	3,391,206
6% (c)(e)	2,670,000	2,656,795
6.75% (c)(e)	1,665,000	1,766,042
		52,453,055
Diversified Financial Services - 1.6%
Citigroup, Inc.:
5.875% (c)(e)	3,735,000	3,798,451
5.95% (c)(e)	3,000,000	2,931,951
5.95% (c)(e)	1,115,000	1,109,401
6.3% (c)(e)	3,960,000	3,915,095
		11,754,898
TOTAL PREFERRED SECURITIES (Cost $63,559,153)		64,207,953
Money Market Funds - 3.9%
	Shares
Fidelity Cash Central Fund, 0.15% (a) (Cost $29,203,889)	29,203,889	29,203,889
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $759,625,936)		735,599,201
NET OTHER ASSETS (LIABILITIES) - 1.9%		14,314,302
NET ASSETS - 100%		$ 749,913,503
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $280,364,074 or 37.4% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f) The coupon rate will be determined upon settlement of the loan after period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 31,860
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 588,393,298	$ -	$ 588,393,298	$ -
Bank Loan Obligations	53,794,061	-	53,794,061	-
Preferred Securities	64,207,953	-	64,207,953	-
Money Market Funds	29,203,889	29,203,889	-	-
Total Investments in Securities:	$ 735,599,201	$ 29,203,889	$ 706,395,312	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	72.0%
Austria	4.2%
France	3.7%
Luxembourg	3.6%
Cayman Islands	3.5%
Canada	3.2%
Bermuda	2.9%
United Kingdom	1.9%
Ireland	1.5%
Others (Individually Less Than 1%)	3.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $730,422,047)	$ 706,395,312
Fidelity Central Funds (cost $29,203,889)	29,203,889
Total Investments (cost $759,625,936)		$ 735,599,201
Receivable for investments sold		7,282,485
Interest receivable		9,197,836
Distributions receivable from Fidelity Central Funds		3,137
Total assets		752,082,659

Liabilities
Payable for investments purchased
Regular delivery	$ 1,606,925
Delayed delivery	560,000
Distributions payable	60
Other payables and accrued expenses	2,171
Total liabilities		2,169,156

Net Assets		$ 749,913,503
Net Assets consist of:
Paid in capital		$ 773,940,238
Net unrealized appreciation (depreciation) on investments		(24,026,735)
Net Assets, for 7,388,814 shares outstanding		$ 749,913,503
Net Asset Value, offering price and redemption price per share ($749,913,503 ÷ 7,388,814 shares)		$ 101.49

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Year ended August 31, 2015

Investment Income
Dividends		$ 1,696,603
Interest		35,895,441
Income from Fidelity Central Funds		31,860
Total income		37,623,904

Expenses
Custodian fees and expenses	$ 9,989
Independent directors' compensation	2,865
Miscellaneous	3
Total expenses before reductions	12,857
Expense reductions	(3,624)	9,233
Net investment income (loss)		37,614,671
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(2,863,594)
Change in net unrealized appreciation (depreciation) on investment securities		(34,370,655)
Net gain (loss)		(37,234,249)
Net increase (decrease) in net assets resulting from operations		$ 380,422

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 37,614,671	$ 22,851,821
Net realized gain (loss)	(2,863,594)	8,656,678
Change in net unrealized appreciation (depreciation)	(34,370,655)	6,595,751
Net increase (decrease) in net assets resulting from operations	380,422	38,104,250
Distributions to partners from net investment income	(37,773,269)	(22,586,931)
Affiliated share transactions
Proceeds from sales of shares	289,896,117	55,017,221
Reinvestment of distributions	37,772,575	22,586,218
Cost of shares redeemed	(15,002,833)	(14,977,411)
Net increase (decrease) in net assets resulting from share transactions	312,665,859	62,626,028
Total increase (decrease) in net assets	275,273,012	78,143,347

Net Assets
Beginning of period	474,640,491	396,497,144
End of period	$ 749,913,503	$ 474,640,491
Other Affiliated Information Shares
Sold	2,762,989	511,553
Issued in reinvestment of distributions	361,135	211,674
Redeemed	(143,362)	(141,283)
Net increase (decrease)	2,980,762	581,944

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Specialized High Income Central Fund

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 107.68	$ 103.63	$ 104.86	$ 98.66	$ 98.10
Income from Investment Operations
Net investment income (loss) B	5.462	5.687	6.163	6.937	7.354
Net realized and unrealized gain (loss)	(6.176)	3.995	(1.387)	5.796	.073
Total from investment operations	(.714)	9.682	4.776	12.733	7.427
Distributions to partners from net investment income	(5.476)	(5.632)	(6.006)	(6.533)	(6.867)
Net asset value, end of period	$ 101.49	$ 107.68	$ 103.63	$ 104.86	$ 98.66
Total Return A	(.70)%	9.53%	4.58%	13.31%	7.61%
Ratios to Average Net Assets C, F
Expenses before reductions E	.00%	.00%	.00%	.00%	.00%
Expenses net of fee waivers, if any E	.00%	.00%	.00%	.00%	.00%
Expenses net of all reductions E	.00%	.00%	.00%	.00%	.00%
Net investment income (loss)	5.22%	5.34%	5.80%	6.82%	7.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 749,914	$ 474,640	$ 396,497	$ 464,917	$ 420,325
Portfolio turnover rate D	49%	78%	72%	41%	60%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .005%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Annual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including other Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 6,288,230
Gross unrealized depreciation	(29,653,396)
Net unrealized appreciation (depreciation) on securities	$ (23,365,166)

Tax Cost	$ 758,964,367

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $625,040,110 and $334,403,518, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,865.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $759.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Specialized High Income Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Specialized High Income Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Specialized High Income Central Fund as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 19, 2015

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment:2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be an "Interested Trustee" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee[s]) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2004 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2004 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010/2015 Vice President

Mr. Hense serves as Vice President of Fidelity Advisor Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds) and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Specialized High Income Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® High Income
Central Fund 2

Annual Report

August 31, 2015

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-ANN-1015
1.861961.107

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended August 31, 2015	Past 1 year	Past 5 years	Life of Fund A
Fidelity® High Income Central Fund 2	-1.58%	7.52%	8.64%

A From March 31, 2008.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 2 on March 31, 2008, when the fund started. The chart shows how the value of your investment would have changed, and also shows how The BofA Merrill LynchSM US High Yield Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. corporate high-yield bonds posted a low single-digit decline for the 12 months ending August 31, 2015, as macro concerns and heightened volatility weighed on investor sentiment, overshadowing generally solid broad-market fundamentals. The BofA Merrill LynchSM US High Yield Constrained Index returned -3.08% the past year. High-yield began losing momentum as the period began amid plunging oil prices due to lukewarm demand and a surge in U.S. production. The energy-heavy index continued to trend lower throughout the end of 2014, then briefly reversed course early in the new year, as oil prices rebounded throughout the spring, as did expectations that the U.S. Federal Reserve might hold off a bit longer on raising interest rates. However, increased volatility among U.S. Treasuries, commodities and stocks resulted in a sharp decline in June. The market succumbed to pressure from rising Treasury yields, eroding supply/demand technicals and equity volatility. Fears of a possible Greek sovereign debt default spurred a flight from riskier fixed-income assets during the month. The high-yield market slipped further in the final two months of the period, largely due to uncertainty about global economic growth. August saw a particularly steep sell-off for the asset class, as oil prices plummeted below $40 per barrel before rebounding slightly near month end.

Comments from Portfolio Manager Frederick Hoff: For the year, the fund outpaced the BofA Merrill Lynch index. Relative to this index, the fund benefited most from a substantial underweighting in the energy industry, which struggled in an environment of low and declining commodity prices. Notable relative contributors included oil and gas producer Sandridge, a benchmark component we avoided, and Halcon Resources, an independent energy company to which we had negligible exposure. An offsetting negative in the sector, however, was our overweighting in Chesapeake Energy, an oil and gas company. Another meaningful positive was underweighting the metals/mining industry, although that favorable impact was more than offset by weak bond selection in the group, especially a position in coal producer Peabody Energy, which returned -70% the past 12 months. From a credit-quality standpoint, the fund was helped most by effective bond selection in the B credit-rating tier of the marketplace, as well as by good picks among BB-rated bonds and CCC/C-rated issues. Conversely, a sizable underweighting in the lagging BB segment of the market detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2015 to August 31, 2015).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2015	Ending Account Value August 31, 2015	Expenses Paid During Period C March 1, 2015 to August 31, 2015
Actual	.0015%	$ 1,000.00	$ 981.90	$ .01
HypotheticalA		$ 1,000.00	$ 1,025.20	$ .01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of August 31, 2015
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Tenet Healthcare Corp.	2.8	2.2
Laureate Education, Inc.	2.1	2.1
Community Health Systems, Inc.	1.9	1.8
Valeant Pharmaceuticals International, Inc.	1.8	0.8
Altice SA	1.7	1.0
	10.3
Top Five Market Sectors as of August 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.9	9.7
Telecommunications	11.5	9.3
Energy	7.8	8.2
Diversified Financial Services	5.7	4.8
Food/Beverage/Tobacco	5.6	4.0
Quality Diversification (% of fund's net assets)
As of August 31, 2015	As of February 28, 2015
BBB 1.1%	BBB 0.9%
BB 27.0%	BB 28.1%
B 48.4%	B 47.2%
CCC,CC,C 14.7%	CCC,CC,C 15.0%
D 0.1%	D 0.0%
Not Rated 0.4%	Not Rated 0.3%
Equities 1.8%	Equities 1.9%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 6.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of August 31, 2015*		As of February 28, 2015**
	Nonconvertible Bonds 78.8%		Nonconvertible Bonds 78.8%
	Convertible Bonds, Preferred Stocks 1.6%		Convertible Bonds, Preferred Stocks 1.8%
	Common Stocks 0.3%		Common Stocks 0.3%
	Bank Loan Obligations 8.5%		Bank Loan Obligations 10.0%
	Other Investments 4.3%		Other Investments 2.5%
	Short-Term Investments and Net Other Assets (Liabilities) 6.5%		Short-Term Investments and Net Other Assets (Liabilities) 6.6%
* Foreign investments	23.2%	** Foreign investments	22.8%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Annual Report

Investments August 31, 2015

Showing Percentage of Net Assets

Corporate Bonds - 78.9%
	Principal Amount	Value
Convertible Bonds - 0.1%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 388,000	$ 274,995
Metals/Mining - 0.1%
Peabody Energy Corp. 4.75% 12/15/41	3,320,000	483,475
TOTAL CONVERTIBLE BONDS		758,470
Nonconvertible Bonds - 78.8%
Aerospace - 0.3%
Bombardier, Inc. 7.5% 3/15/25 (e)	615,000	465,863
GenCorp, Inc. 7.125% 3/15/21	205,000	215,763
Huntington Ingalls Industries, Inc.:
5% 12/15/21 (e)	545,000	562,713
7.125% 3/15/21	710,000	751,713
TransDigm, Inc. 6% 7/15/22	680,000	669,902
		2,665,954
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (e)	310,000	331,892
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	352,921	365,273
United Continental Holdings, Inc. 6.375% 6/1/18	155,000	162,169
		859,334
Automotive & Auto Parts - 0.5%
Dana Holding Corp. 6.75% 2/15/21	360,000	374,400
Gates Global LLC / Gates Global Co. 6% 7/15/22 (e)	450,000	366,795
General Motors Financial Co., Inc. 4.25% 5/15/23	360,000	353,735
Schaeffler Finance BV 4.75% 5/15/21 (e)	1,380,000	1,356,719
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (e)(g)	490,000	521,850
6.875% 8/15/18 pay-in-kind (e)(g)	590,000	608,880
ZF North America Capital, Inc. 4% 4/29/20 (e)	670,000	669,900
		4,252,279
Banks & Thrifts - 0.3%
Ocwen Financial Corp. 7.125% 5/15/19 (e)(g)	240,000	218,400
Royal Bank of Scotland Group PLC 5.125% 5/28/24	2,000,000	2,016,662
		2,235,062
Broadcasting - 0.5%
Clear Channel Communications, Inc.:
5.5% 12/15/16	1,025,000	968,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - continued
Clear Channel Communications, Inc.: - continued
10% 1/15/18	$ 3,240,000	$ 2,353,050
11.25% 3/1/21	515,000	471,869
		3,793,544
Building Materials - 1.9%
Building Materials Corp. of America 6.75% 5/1/21 (e)	565,000	591,131
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (e)	1,055,000	1,148,368
CEMEX Finance LLC:
6% 4/1/24 (e)	840,000	798,000
9.375% 10/12/22 (e)	2,535,000	2,832,863
CEMEX S.A.B. de CV:
5.875% 3/25/19 (e)	490,000	494,596
7.25% 1/15/21 (e)	3,675,000	3,848,460
CPG Merger Sub LLC 8% 10/1/21 (e)	550,000	559,625
HD Supply, Inc. 7.5% 7/15/20	1,535,000	1,638,613
Ply Gem Industries, Inc.:
6.5% 2/1/22	805,000	793,931
6.5% 2/1/22	840,000	811,650
USG Corp.:
5.5% 3/1/25 (e)	495,000	492,525
5.875% 11/1/21 (e)	530,000	550,458
7.875% 3/30/20 (e)	750,000	796,875
		15,357,095
Cable/Satellite TV - 2.9%
Altice SA:
5.375% 7/15/23 (e)	1,420,000	1,405,800
7.75% 7/15/25 (e)	995,000	952,713
7.75% 7/15/25 (e)	890,000	867,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	400,000	399,000
5.125% 5/1/23 (e)	830,000	830,000
5.25% 3/15/21	840,000	848,400
5.75% 9/1/23	1,160,000	1,182,968
6.5% 4/30/21	2,375,000	2,481,875
6.625% 1/31/22	2,305,000	2,426,013
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	1,475,000	1,448,081
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable/Satellite TV - continued
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.125% 12/15/21 (e)	$ 345,000	$ 316,106
5.125% 12/15/21 (e)	905,000	829,206
DISH DBS Corp.:
5% 3/15/23	865,000	763,907
5.125% 5/1/20	350,000	343,000
5.875% 7/15/22	550,000	520,097
6.75% 6/1/21	1,312,000	1,292,189
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	515,000	544,613
Unitymedia KabelBW GmbH 6.125% 1/15/25 (e)	1,680,000	1,722,000
UPCB Finance V Ltd. 7.25% 11/15/21 (e)	792,000	850,410
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	405,000	430,819
Virgin Media Finance PLC 4.875% 2/15/22	645,000	603,075
VTR Finance BV 6.875% 1/15/24 (e)	940,000	925,900
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,290,000	1,277,100
		23,261,022
Capital Goods - 0.9%
AECOM Technology Corp. 5.75% 10/15/22 (e)	465,000	465,000
Amsted Industries, Inc. 5% 3/15/22 (e)	470,000	470,000
Belden, Inc. 5.25% 7/15/24 (e)	220,000	208,450
General Cable Corp. 5.75% 10/1/22 (g)	2,788,000	2,495,260
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	3,345,000	2,475,300
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (e)	1,135,000	1,208,775
		7,322,785
Chemicals - 2.6%
A. Schulman, Inc. 6.875% 6/1/23 (e)	1,210,000	1,203,950
Chemtura Corp. 5.75% 7/15/21	415,000	416,038
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)	1,250,000	1,006,250
Hexion U.S. Finance Corp. 6.625% 4/15/20	305,000	277,886
Huntsman International LLC 4.875% 11/15/20	755,000	739,900
LSB Industries, Inc. 7.75% 8/1/19	300,000	302,250
Momentive Performance Materials, Inc. 3.88% 10/24/21	2,315,000	1,974,984
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (c)	2,315,000	0
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Chemicals - continued
Platform Specialty Products Corp. 6.5% 2/1/22 (e)	$ 2,580,000	$ 2,498,291
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (e)	2,995,000	3,029,502
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 6.75% 5/1/22 (e)	375,000	377,813
Tronox Finance LLC 6.375% 8/15/20	9,915,000	8,130,300
W. R. Grace & Co.-Conn.:
5.125% 10/1/21 (e)	645,000	653,063
5.625% 10/1/24 (e)	260,000	268,125
		20,878,352
Consumer Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21	490,000	308,700
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	220,000	228,899
6.625% 11/15/22	255,000	273,801
		811,400
Containers - 3.7%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(g)	4,012,173	4,159,788
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (e)	1,760,000	1,746,448
6.25% 1/31/19 (e)	1,120,000	1,142,400
6.75% 1/31/21 (e)	4,310,000	4,396,200
7% 11/15/20 (e)	284,118	286,959
9.125% 10/15/20 (e)	2,565,000	2,681,708
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	4,075,000	3,545,250
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	355,000	347,456
Graphic Packaging International, Inc. 4.75% 4/15/21	245,000	248,063
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (e)	925,000	911,125
5.375% 1/15/25 (e)	615,000	595,013
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	1,560,000	1,608,750
6.875% 2/15/21	2,115,000	2,215,463
8.25% 2/15/21 (g)	3,225,000	3,317,719
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Sealed Air Corp.:
5.25% 4/1/23 (e)	$ 870,000	$ 889,575
6.5% 12/1/20 (e)	920,000	1,018,900
		29,110,817
Diversified Financial Services - 4.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19	1,290,000	1,281,938
4.5% 5/15/21	1,700,000	1,727,625
Aircastle Ltd.:
4.625% 12/15/18	1,015,000	1,042,913
5.125% 3/15/21	1,745,000	1,784,263
5.5% 2/15/22	470,000	486,450
6.25% 12/1/19	895,000	971,075
7.625% 4/15/20	595,000	675,325
CIT Group, Inc.:
3.875% 2/19/19	1,875,000	1,875,000
5% 8/15/22	675,000	685,969
5.375% 5/15/20	1,600,000	1,672,000
5.5% 2/15/19 (e)	915,000	961,894
FLY Leasing Ltd.:
6.375% 10/15/21	2,270,000	2,321,075
6.75% 12/15/20	590,000	607,700
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	3,065,000	3,104,845
6% 8/1/20	1,640,000	1,692,923
ILFC E-Capital Trust I 4.69% 12/21/65 (e)(g)	615,000	581,944
International Lease Finance Corp.:
4.625% 4/15/21	915,000	931,013
5.875% 8/15/22	570,000	614,888
6.25% 5/15/19	1,280,000	1,379,200
8.25% 12/15/20	140,000	165,900
8.625% 1/15/22	620,000	757,950
8.75% 3/15/17 (g)	1,640,000	1,778,580
MSCI, Inc. 5.75% 8/15/25 (e)	520,000	530,400
National Financial Partners Corp. 9% 7/15/21 (e)	1,010,000	989,800
SLM Corp.:
4.875% 6/17/19	2,355,000	2,201,925
5.5% 1/25/23	1,130,000	952,025
6.125% 3/25/24	855,000	726,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.: - continued
7.25% 1/25/22	$ 785,000	$ 739,863
8% 3/25/20	2,405,000	2,435,063
8.45% 6/15/18	965,000	1,022,900
		36,699,196
Diversified Media - 1.5%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	1,835,000	1,854,268
7.625% 3/15/20	1,315,000	1,347,875
Series B, 6.5% 11/15/22	1,060,000	1,094,980
MDC Partners, Inc. 6.75% 4/1/20 (e)	3,386,000	3,356,373
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	685,000	696,131
5% 4/15/22 (e)	3,160,000	3,116,550
		11,466,177
Energy - 7.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	460,000	474,950
7% 5/20/22	985,000	1,021,938
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	465,000	475,463
6.5% 5/20/21	289,000	291,890
Antero Resources Corp.:
5.125% 12/1/22	620,000	561,230
5.625% 6/1/23 (e)	760,000	691,600
Antero Resources Finance Corp. 5.375% 11/1/21	990,000	910,800
Baytex Energy Corp.:
5.125% 6/1/21 (e)	415,000	353,580
5.625% 6/1/24 (e)	535,000	446,468
California Resources Corp.:
5% 1/15/20	975,000	767,618
6% 11/15/24	905,000	671,058
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	545,000	490,500
Chesapeake Energy Corp.:
4.875% 4/15/22	1,995,000	1,446,375
5.375% 6/15/21	2,300,000	1,684,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
5.75% 3/15/23	$ 745,000	$ 555,405
6.125% 2/15/21	1,245,000	964,103
6.875% 11/15/20	335,000	268,838
Citgo Petroleum Corp. 6.25% 8/15/22 (e)	3,695,000	3,584,150
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22	655,000	537,100
Consolidated Energy Finance SA 6.75% 10/15/19 (e)	3,490,000	3,445,677
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	1,230,000	1,162,350
6.125% 3/1/22	705,000	641,550
6.25% 4/1/23 (e)	470,000	425,350
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	2,020,000	1,979,196
Endeavor Energy Resources LP/EER Finance, Inc.:
7% 8/15/21 (e)	1,010,000	944,562
8.125% 9/15/23 (e)	220,000	213,400
Energy XXI Gulf Coast, Inc. 11% 3/15/20 (e)	1,400,000	861,000
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	310,000	285,200
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	875,000	848,750
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21	1,000,000	960,000
Gulfmark Offshore, Inc. 6.375% 3/15/22	765,000	489,600
Halcon Resources Corp. 8.625% 2/1/20 (e)	405,000	355,388
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (e)	1,225,000	1,059,748
5.75% 10/1/25 (e)	675,000	607,500
Hornbeck Offshore Services, Inc.:
5% 3/1/21	40,000	29,800
5.875% 4/1/20	75,000	60,000
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19 (g)	3,335,000	1,300,650
6.5% 5/15/19	1,365,000	583,538
8.625% 4/15/20	230,000	92,575
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19	495,000	457,875
Noble Energy, Inc.:
5.625% 5/1/21	725,000	731,902
5.875% 6/1/24	1,390,000	1,436,426
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	$ 540,000	$ 545,400
Pacific Drilling SA 5.375% 6/1/20 (e)	445,000	320,400
PetroBakken Energy Ltd. 8.625% 2/1/20 (e)	1,190,000	238,000
Rose Rock Midstream LP/ Rose Rock Finance Corp.:
5.625% 7/15/22	460,000	418,600
5.625% 11/15/23 (e)	675,000	604,125
RSP Permian, Inc. 6.625% 10/1/22 (e)	385,000	377,300
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (g)	1,325,000	1,305,125
5.625% 4/15/23	2,860,000	2,777,775
5.625% 3/1/25 (e)	1,540,000	1,488,988
5.75% 5/15/24	1,455,000	1,422,263
6.25% 3/15/22	2,805,000	2,819,025
SemGroup Corp. 7.5% 6/15/21	970,000	960,300
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	465,000	485,693
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (e)	355,000	322,163
Sunoco LP / Sunoco Finance Corp. 6.375% 4/1/23 (e)	580,000	582,900
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	680,000	595,000
5.25% 5/1/23	330,000	310,200
6.375% 8/1/22	311,000	309,445
6.625% 10/1/20 (Reg. S) (e)	650,000	643,500
6.875% 2/1/21	580,000	580,000
Teine Energy Ltd. 6.875% 9/30/22 (e)	600,000	519,000
TerraForm Power Operating LLC:
5.875% 2/1/23 (e)	890,000	845,500
6.125% 6/15/25 (e)	260,000	245,050
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	802,000	804,005
6.125% 10/15/21	890,000	892,225
6.25% 10/15/22 (e)	965,000	965,000
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	1,180,000	1,191,800
		57,738,635
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	$ 1,000,000	$ 1,006,880
5.625% 2/15/24	400,000	409,500
5.875% 3/15/25	1,885,000	1,922,700
		3,339,080
Environmental - 1.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20	3,130,000	3,239,550
Clean Harbors, Inc.:
5.125% 6/1/21	730,000	737,227
5.25% 8/1/20	725,000	739,500
Covanta Holding Corp.:
5.875% 3/1/24	770,000	743,050
6.375% 10/1/22	811,000	833,303
7.25% 12/1/20	825,000	861,135
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	2,780,000	2,863,400
Tervita Corp.:
8% 11/15/18 (e)	4,245,000	3,438,450
9.75% 11/1/19 (e)	1,340,000	723,600
10.875% 2/15/18 (e)	1,315,000	762,700
		14,941,915
Food & Drug Retail - 1.7%
BI-LO LLC/BI-LO Finance Corp.:
8.625% 9/15/18 pay-in-kind (e)(g)	3,730,000	3,431,600
9.25% 2/15/19 (e)	3,345,000	3,403,538
Rite Aid Corp.:
6.75% 6/15/21	2,895,000	3,054,225
7.7% 2/15/27	364,000	425,880
Tops Holding LLC / Tops Markets II Corp. 8% 6/15/22 (e)	3,145,000	3,129,275
		13,444,518
Food/Beverage/Tobacco - 5.5%
Bumble Bee Acquisition Corp. 9% 12/15/17 (e)	1,821,000	1,872,899
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	6,515,000	6,026,375
ESAL GmbH 6.25% 2/5/23 (e)	4,585,000	4,458,913
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	2,815,000	2,948,713
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
H.J. Heinz Co.:
4.875% 2/15/25 (e)	$ 496,000	$ 535,380
6.375% 7/15/28	145,000	163,000
JBS Investments GmbH:
7.25% 4/3/24 (e)	1,160,000	1,162,900
7.75% 10/28/20 (e)	3,505,000	3,738,083
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (e)	640,000	620,800
7.25% 6/1/21 (e)	605,000	631,469
7.25% 6/1/21 (e)	1,940,000	2,024,875
8.25% 2/1/20 (e)	1,960,000	2,065,350
Minerva Luxmbourg SA 7.75% 1/31/23 (e)	4,125,000	4,032,188
Post Holdings, Inc.:
6% 12/15/22 (e)	1,365,000	1,317,225
6.75% 12/1/21 (e)	3,085,000	3,108,138
7.375% 2/15/22	7,170,000	7,349,250
7.75% 3/15/24 (e)	665,000	686,613
8% 7/15/25 (e)	335,000	345,888
		43,088,059
Gaming - 1.8%
Ameristar Casinos, Inc. 7.5% 4/15/21	745,000	787,838
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	2,155,000	1,804,813
Eldorado Resorts, Inc. 7% 8/1/23 (e)	550,000	545,875
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	970,000	996,675
Isle of Capri Casinos, Inc. 5.875% 3/15/21	285,000	293,550
MCE Finance Ltd. 5% 2/15/21 (e)	440,000	402,600
MGM Mirage, Inc.:
7.75% 3/15/22	660,000	730,950
8.625% 2/1/19	894,000	998,777
Pinnacle Entertainment, Inc. 6.375% 8/1/21	1,305,000	1,389,825
Scientific Games Corp.:
6.625% 5/15/21	2,765,000	2,046,100
7% 1/1/22 (e)	615,000	628,838
10% 12/1/22	1,485,000	1,362,488
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (e)	445,000	441,663
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	$ 891,000	$ 866,498
Wynn Macau Ltd. 5.25% 10/15/21 (e)	1,000,000	917,500
		14,213,990
Healthcare - 11.3%
Alere, Inc. 6.5% 6/15/20	1,300,000	1,348,217
AmSurg Corp. 5.625% 7/15/22	1,035,000	1,056,352
Community Health Systems, Inc.:
5.125% 8/1/21	3,405,000	3,498,638
6.875% 2/1/22	10,120,000	10,755,637
7.125% 7/15/20	1,115,000	1,179,113
Concordia Healthcare Corp. 7% 4/15/23 (e)	640,000	660,864
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	290,000	293,625
DaVita HealthCare Partners, Inc.:
5% 5/1/25	1,295,000	1,269,100
5.125% 7/15/24	1,500,000	1,493,438
DJO Finco, Inc. 8.125% 6/15/21 (e)	1,345,000	1,391,403
Endo Finance LLC:
5.375% 1/15/23 (e)	1,410,000	1,420,575
7% 12/15/20 (e)	375,000	390,938
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (e)	1,045,000	1,086,800
6% 2/1/25 (e)	1,165,000	1,197,038
HCA Holdings, Inc.:
5.375% 2/1/25	1,665,000	1,689,975
5.875% 3/15/22	620,000	674,250
5.875% 5/1/23	510,000	539,325
6.25% 2/15/21	1,045,000	1,133,825
6.5% 2/15/20	2,595,000	2,867,475
HealthSouth Corp. 5.75% 11/1/24	650,000	659,035
Hologic, Inc. 5.25% 7/15/22 (e)	900,000	916,875
Horizon Pharma Financing, Inc. 6.625% 5/1/23 (e)	1,010,000	1,042,825
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375% 8/1/23 (e)	820,000	812,620
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (e)	110,000	114,675
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (e)(g)	435,000	445,875
Kindred Escrow Corp. II:
8% 1/15/20 (e)	3,290,000	3,604,606
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Kindred Escrow Corp. II: - continued
8.75% 1/15/23 (e)	$ 295,000	$ 330,400
LifePoint Hospitals, Inc. 5.5% 12/1/21	465,000	484,472
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.875% 4/15/20 (e)	390,000	393,900
5.75% 8/1/22 (e)	730,000	745,695
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	355,000	365,650
Omega Healthcare Investors, Inc. 6.75% 10/15/22	845,000	876,688
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	1,370,000	1,417,950
5.5% 2/1/21	3,170,000	3,312,650
Service Corp. International 4.5% 11/15/20	440,000	451,000
Surgical Care Affiliates, Inc. 6% 4/1/23 (e)	640,000	646,400
Tenet Healthcare Corp.:
3.7861% 6/15/20 (e)(g)	1,235,000	1,241,793
4.375% 10/1/21	3,120,000	3,120,000
4.5% 4/1/21	220,000	221,100
4.75% 6/1/20	620,000	632,013
5% 3/1/19	1,230,000	1,227,835
6% 10/1/20	960,000	1,027,200
6.75% 2/1/20	610,000	643,550
6.75% 6/15/23	1,305,000	1,344,150
8.125% 4/1/22	10,899,000	12,070,587
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)	2,840,000	2,889,700
5.5% 3/1/23 (e)	1,885,000	1,910,919
5.625% 12/1/21 (e)	590,000	601,800
5.875% 5/15/23 (e)	2,350,000	2,397,000
6.125% 4/15/25 (e)	1,935,000	1,993,050
6.75% 8/15/21 (e)	1,035,000	1,073,813
7% 10/1/20 (e)	715,000	740,025
7.25% 7/15/22 (e)	820,000	863,050
7.5% 7/15/21 (e)	1,555,000	1,669,681
VPI Escrow Corp. 6.375% 10/15/20 (e)	2,815,000	2,934,638
		89,169,808
Homebuilders/Real Estate - 1.1%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	640,000	620,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	$ 455,000	$ 453,863
Communications Sales & Leasing, Inc. 8.25% 10/15/23 (e)	305,000	277,550
KB Home:
7.25% 6/15/18	230,000	244,950
8% 3/15/20	790,000	851,225
Lennar Corp. 4.5% 6/15/19	155,000	158,410
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 12/1/21 (e)	615,000	626,531
Standard Pacific Corp. 8.375% 1/15/21	1,195,000	1,404,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (e)	1,625,000	1,594,531
TRI Pointe Homes, Inc.:
4.375% 6/15/19	545,000	540,231
5.875% 6/15/24	395,000	389,075
WCI Communities, Inc. 6.875% 8/15/21	385,000	403,288
William Lyon Homes, Inc.:
5.75% 4/15/19	345,000	348,233
8.5% 11/15/20	880,000	950,400
		8,863,212
Insurance - 1.2%
Alliant Holdings Co.-Issuer, Inc. / Wayne Merger Sub, LLC 8.25% 8/1/23 (e)	1,240,000	1,205,900
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	6,118,000	6,102,705
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (e)(g)	2,530,000	2,479,400
		9,788,005
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (e)	2,110,000	1,677,450
Cedar Fair LP/Magnum Management Corp. 5.25% 3/15/21	1,285,000	1,307,488
NCL Corp. Ltd. 5.25% 11/15/19 (e)	925,000	957,088
		3,942,026
Metals/Mining - 1.4%
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (e)	480,000	470,400
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp. 6.375% 3/15/24	305,000	175,375
CONSOL Energy, Inc. 5.875% 4/15/22	2,360,000	1,687,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Eldorado Gold Corp. 6.125% 12/15/20 (e)	$ 440,000	$ 378,400
First Quantum Minerals Ltd.:
6.75% 2/15/20 (e)	495,000	353,925
7% 2/15/21 (e)	2,255,000	1,589,775
7.25% 5/15/22 (e)	1,045,000	728,888
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (e)	405,000	311,850
Imperial Metals Corp. 7% 3/15/19 (e)	175,000	168,000
Murray Energy Corp. 11.25% 4/15/21 (e)	2,280,000	1,054,500
Peabody Energy Corp.:
6% 11/15/18	985,000	327,513
7.875% 11/1/26	955,000	255,463
10% 3/15/22 (e)	935,000	374,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (e)	455,000	425,425
8.25% 1/15/21 (e)	1,955,000	1,847,475
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.:
7.375% 2/1/20 (e)	160,000	145,200
7.375% 2/1/20 (e)	450,000	408,375
Walter Energy, Inc.:
9.5% 10/15/19 (c)(e)	1,080,000	423,900
12% 4/1/20 pay-in-kind (c)(e)(g)	1,364,750	27,295
		11,153,159
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	4,077,567	0
Xerium Technologies, Inc. 8.875% 6/15/18	3,240,000	3,304,800
Publishing/Printing - 0.1%
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(g)	725,000	732,250
Restaurants - 0.1%
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	665,000	688,275
Services - 3.3%
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	3,060,000	3,031,297
APX Group, Inc.:
6.375% 12/1/19	4,028,000	3,912,195
8.75% 12/1/20	2,505,000	2,198,138
Audatex North America, Inc. 6% 6/15/21 (e)	610,000	595,641
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.125% 6/1/22 (e)	915,000	902,419
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.: - continued
5.5% 4/1/23	$ 615,000	$ 609,809
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (e)	2,705,000	2,420,975
Corrections Corp. of America 4.125% 4/1/20	745,000	746,863
Hertz Corp.:
5.875% 10/15/20	685,000	692,097
6.25% 10/15/22	1,340,000	1,363,450
IHS, Inc. 5% 11/1/22	610,000	616,863
Laureate Education, Inc. 10% 9/1/19 (e)(g)	10,416,000	8,736,420
The GEO Group, Inc. 6.625% 2/15/21	235,000	244,988
TMS International Corp. 7.625% 10/15/21 (e)	185,000	176,675
		26,247,830
Steel - 1.4%
Cliffs Natural Resources, Inc. 8.25% 3/31/20 (e)	1,165,000	1,060,150
Commercial Metals Co. 4.875% 5/15/23	785,000	694,725
Evraz, Inc. NA Canada 7.5% 11/15/19 (e)	780,000	756,600
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	5,015,000	3,974,388
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	290,000	269,700
Steel Dynamics, Inc.:
5.125% 10/1/21	1,585,000	1,554,093
5.5% 10/1/24	2,645,000	2,568,956
		10,878,612
Super Retail - 2.7%
Argos Merger Sub, Inc. 7.125% 3/15/23 (e)	4,165,000	4,362,838
Asbury Automotive Group, Inc. 6% 12/15/24	925,000	964,313
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (e)(g)	2,980,000	1,266,500
Claire's Stores, Inc.:
6.125% 3/15/20 (e)	1,105,000	861,900
7.75% 6/1/20 (e)	1,275,000	433,500
8.875% 3/15/19	195,000	82,388
9% 3/15/19 (e)	3,865,000	3,275,588
DPL, Inc. 7.75% 10/15/20 (e)	1,945,000	1,278,838
Family Tree Escrow LLC:
5.25% 3/1/20 (e)	255,000	267,113
5.75% 3/1/23 (e)	1,265,000	1,325,088
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Super Retail - continued
JC Penney Corp., Inc.:
5.65% 6/1/20	$ 185,000	$ 169,275
6.375% 10/15/36	471,000	343,830
7.4% 4/1/37	385,000	305,113
Netflix, Inc. 5.5% 2/15/22 (e)	830,000	850,750
Serta Simmons Holdings, LLC 8.125% 10/1/20 (e)	4,785,000	5,066,119
The Bon-Ton Department Stores, Inc. 8% 6/15/21	165,000	107,250
		20,960,403
Technology - 2.1%
ADT Corp. 6.25% 10/15/21	820,000	846,650
Avaya, Inc. 10.5% 3/1/21 (e)	558,138	369,766
Blue Coat Systems, Inc. 8.375% 6/1/23 (e)	725,000	726,450
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	600,000	490,500
BMC Software, Inc. 7.25% 6/1/18	625,000	578,906
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(g)	320,000	236,800
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	495,000	490,050
CommScope, Inc. 4.375% 6/15/20 (e)	725,000	731,344
Compiler Finance Sub, Inc. 7% 5/1/21 (e)	1,145,000	772,875
First Data Corp.:
6.75% 11/1/20 (e)	643,000	676,758
8.75% 1/15/22 pay-in-kind (e)(g)	1,065,000	1,120,913
10.625% 6/15/21	292,000	323,390
12.625% 1/15/21	535,000	614,581
Global Cash Access, Inc. 10% 1/15/22 (e)	695,000	656,775
Lucent Technologies, Inc.:
6.45% 3/15/29	2,810,000	2,938,192
6.5% 1/15/28	50,000	52,000
Micron Technology, Inc. 5.25% 1/15/24 (e)	1,155,000	1,071,263
NXP BV/NXP Funding LLC 3.75% 6/1/18 (e)	655,000	660,731
Sanmina Corp. 4.375% 6/1/19 (e)	950,000	953,563
VeriSign, Inc. 4.625% 5/1/23	695,000	677,625
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	1,765,000	1,826,775
		16,815,907
Telecommunications - 11.4%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (e)	605,000	621,638
6.75% 11/15/20 (e)	1,485,000	1,585,238
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Altice Financing SA:
6.5% 1/15/22 (e)	$ 3,565,000	$ 3,573,913
6.625% 2/15/23 (e)	1,565,000	1,557,175
Altice Finco SA:
8.125% 1/15/24 (e)	2,785,000	2,812,850
9.875% 12/15/20 (e)	1,575,000	1,728,563
Altice SA 7.75% 5/15/22 (e)	10,600,000	10,335,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,200,000	1,122,000
Columbus International, Inc. 7.375% 3/30/21 (e)	5,285,000	5,562,463
CommScope Technologies Finance LLC 6% 6/15/25 (e)	1,015,000	987,088
Crown Castle International Corp. 5.25% 1/15/23	545,000	570,206
Digicel Group Ltd.:
6% 4/15/21 (e)	3,755,000	3,438,867
6.75% 3/1/23 (e)	1,360,000	1,247,800
GCI, Inc. 6.875% 4/15/25	1,835,000	1,885,463
Inmarsat Finance PLC 4.875% 5/15/22 (e)	1,410,000	1,370,379
Intelsat Jackson Holdings SA:
5.5% 8/1/23	3,400,000	2,992,000
6.625% 12/15/22 (Reg. S)	675,000	590,625
7.5% 4/1/21	2,155,000	2,087,656
Intelsat Luxembourg SA 7.75% 6/1/21	2,150,000	1,610,888
Level 3 Financing, Inc.:
5.125% 5/1/23 (e)	2,010,000	1,959,750
5.375% 5/1/25 (e)	335,000	323,694
5.625% 2/1/23	830,000	837,263
6.125% 1/15/21	1,020,000	1,068,450
MetroPCS Wireless, Inc. 6.625% 11/15/20	955,000	988,425
Millicom International Cellular SA 4.75% 5/22/20 (e)	410,000	392,575
Numericable Group SA:
4.875% 5/15/19 (e)	2,735,000	2,752,094
6% 5/15/22 (e)	2,930,000	2,930,000
6.25% 5/15/24 (e)	985,000	984,695
Sable International Finance Ltd. 6.875% 8/1/22 (e)	545,000	550,450
SBA Communications Corp. 5.625% 10/1/19	445,000	465,025
Sprint Capital Corp.:
6.875% 11/15/28	2,735,000	2,352,100
6.9% 5/1/19	6,715,000	6,807,331
Sprint Communications, Inc. 6% 11/15/22	1,015,000	913,500
Sprint Corp.:
7.125% 6/15/24	1,595,000	1,474,881
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Corp.: - continued
7.25% 9/15/21	$ 3,850,000	$ 3,744,125
7.625% 2/15/25	540,000	503,888
7.875% 9/15/23	3,435,000	3,301,894
T-Mobile U.S.A., Inc.:
6% 3/1/23	1,150,000	1,172,414
6.125% 1/15/22	655,000	675,469
6.25% 4/1/21	1,310,000	1,352,968
6.542% 4/28/20	575,000	599,438
6.625% 4/1/23	1,835,000	1,913,905
6.633% 4/28/21	1,235,000	1,290,575
ViaSat, Inc. 6.875% 6/15/20	870,000	913,500
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	2,460,000	2,478,450
7.375% 4/23/21 (e)	1,405,000	1,436,613
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25 (e)	675,000	668,250
		90,531,534
Transportation Ex Air/Rail - 1.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	1,880,000	1,795,400
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	3,280,000	2,722,400
8.125% 2/15/19	2,265,000	1,800,675
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	420,000	387,450
Teekay Corp. 8.5% 1/15/20	825,000	853,875
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	1,230,000	959,400
		8,519,200
Utilities - 2.2%
Calpine Corp.:
5.5% 2/1/24	1,660,000	1,601,900
6% 1/15/22 (e)	555,000	590,381
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	370,000	381,563
Dynegy, Inc.:
7.375% 11/1/22	1,235,000	1,278,225
7.625% 11/1/24	1,895,000	1,972,316
GenOn Energy, Inc.:
9.5% 10/15/18	170,000	163,413
9.875% 10/15/20	435,000	411,075
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	170,000	154,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Utilities - continued
Global Partners LP/GLP Finance Corp.: - continued
7% 6/15/23 (e)	$ 2,200,000	$ 2,046,000
InterGen NV 7% 6/30/23 (e)	3,580,000	3,123,550
Mirant Americas Generation LLC:
8.5% 10/1/21	370,000	321,900
9.125% 5/1/31	189,000	158,760
NRG Energy, Inc. 7.875% 5/15/21	465,000	480,113
NSG Holdings II, LLC 7.75% 12/15/25 (e)	886,673	977,558
PPL Energy Supply LLC 6.5% 6/1/25 (e)	655,000	607,513
RJS Power Holdings LLC 5.125% 7/15/19 (e)	1,940,000	1,833,300
RRI Energy, Inc. 7.875% 6/15/17	555,000	530,025
The AES Corp. 3.2828% 6/1/19 (g)	555,000	549,450
		17,181,742
TOTAL NONCONVERTIBLE BONDS		624,255,977
TOTAL CORPORATE BONDS (Cost $655,928,048)		625,014,447
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g) (Cost $14,964)	32,351	23,519
Common Stocks - 0.3%
	Shares
Automotive & Auto Parts - 0.0%
Chassix Holdings, Inc.	13,836	319,335
Chassix Holdings, Inc. warrants (a)	3,723	0
		319,335
Banks & Thrifts - 0.1%
CIT Group, Inc.	9,691	420,977
Building Materials - 0.2%
Nortek, Inc. (a)	17,280	1,413,677
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	78,000	117,000
TOTAL COMMON STOCKS (Cost $2,615,374)		2,270,989
Preferred Stocks - 1.5%
	Shares	Value
Convertible Preferred Stocks - 1.2%
Banks & Thrifts - 0.9%
Bank of America Corp. Series L, 7.25% (f)	2,366	$ 2,614,477
Huntington Bancshares, Inc. 8.50% (a)	3,170	4,200,250
		6,814,727
Energy - 0.3%
Chesapeake Energy Corp. Series A 5.75% (a)	5,600	2,460,332
TOTAL CONVERTIBLE PREFERRED STOCKS		9,275,059
Nonconvertible Preferred Stocks - 0.3%
Banks & Thrifts - 0.3%
Ally Financial, Inc. 7.00% (e)	2,143	2,166,908
TOTAL PREFERRED STOCKS (Cost $10,849,776)		11,441,967
Bank Loan Obligations - 8.5%
	Principal Amount
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (g)	$ 618,422	611,687
Tranche D, term loan 3.75% 6/4/21 (g)	955,350	944,602
		1,556,289
Automotive & Auto Parts - 0.0%
Chassix, Inc. term loan 12% 7/29/19 (g)	162,417	164,448
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	526,825	522,710
Building Materials - 0.0%
Nortek, Inc. Tranche B, term loan 3.5% 10/30/20 (g)	440,550	436,695
Cable/Satellite TV - 0.2%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (g)	926,666	921,458
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (g)	755,674	747,928
		1,669,386
Capital Goods - 0.6%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (g)	2,472,466	2,355,914
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - continued
Rexnord LLC Tranche B, term loan 4% 8/21/20 (g)	$ 1,605,255	$ 1,588,400
SRAM LLC. Tranche B, term loan 4.0205% 4/10/20 (g)	663,238	640,024
		4,584,338
Chemicals - 0.0%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (g)	130,000	129,610
Consumer Products - 0.1%
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (g)	910,365	908,991
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (g)	774,725	767,946
Diversified Financial Services - 0.1%
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (g)	611,667	611,287
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (g)	510,900	500,258
Energy - 0.2%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (g)	1,420,000	1,369,121
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (g)	1,240,000	468,100
		1,837,221
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (g)	576,725	574,683
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (g)	875,000	869,374
		1,444,057
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (g)	4,653,484	4,606,949
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (g)	268,552	217,975
		4,824,924
Food/Beverage/Tobacco - 0.1%
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (g)	725,813	727,025
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	$ 4,221,904	$ 3,658,998
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (g)	245,625	243,987
		3,902,985
Healthcare - 0.6%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (g)	485,000	489,244
Tranche B 1LN, term loan 4.5% 4/23/21 (g)	505,522	503,414
HCA Holdings, Inc.:
Tranche B 4LN, term loan 3.0318% 5/1/18 (g)	967,394	965,343
Tranche B 5LN, term loan 2.948% 3/31/17 (g)	647,761	646,226
MPH Acquisition Holdings LLC Tranche B, term loan 3.75% 3/31/21 (g)	914,806	902,657
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (g)	559,870	559,870
Surgical Care Affiliates, Inc. Tranche B, term loan 4.25% 3/17/22 (g)	633,413	631,037
		4,697,791
Homebuilders/Real Estate - 0.1%
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (g)	1,094,061	1,089,958
Hotels - 0.3%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (g)	2,522,777	2,517,252
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (g)	3,569,325	3,526,208
Metals/Mining - 0.0%
Alpha Natural Resources, Inc. Tranche B, term loan 5/22/20 (c)	465,876	251,312
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (g)	1,402,250	1,395,744
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (g)	683,155	613,699
Garda World Security Corp.:
term loan 4.0032% 11/8/20 (g)	1,129,241	1,110,417
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Garda World Security Corp.: - continued
Tranche DD, term loan 4.0032% 11/8/20 (g)	$ 288,876	$ 284,060
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (g)	8,256,894	7,580,902
		10,984,822
Super Retail - 1.2%
Davids Bridal, Inc. Tranche B, term loan 5.25% 10/11/19 (g)	1,135,000	1,081,803
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (g)	2,545,811	1,970,890
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	2,484,320	2,477,339
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (g)	2,504,580	2,475,277
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (g)	1,705,725	1,702,177
		9,707,486
Technology - 1.0%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (g)	207,271	207,358
Blue Coat Systems, Inc. Tranche B, term loan 4.5% 5/22/22 (g)	150,000	148,875
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (g)	3,681,685	3,650,060
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (g)	1,876,467	1,836,592
NXP BV Tranche D, term loan 3.25% 1/11/20 (g)	456,863	454,199
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (g)	419,688	408,847
Tranche 2LN, term loan 8% 4/9/22 (g)	360,000	348,901
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9408% 2/28/17 (g)	247,254	246,821
Tranche E, term loan 4% 3/8/20 (g)	298,494	297,840
		7,599,493
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (g)	534,679	532,369
Bank Loan Obligations - continued
	Principal Amount	Value
Utilities - 0.3%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (g)	$ 1,930,600	$ 1,885,231
Tranche B 2LN, term loan 3.25% 1/31/22 (g)	259,712	253,489
		2,138,720
TOTAL BANK LOAN OBLIGATIONS (Cost $70,635,348)		67,633,581
Preferred Securities - 4.3%

Banks & Thrifts - 3.3%
Bank of America Corp.:
6.1% (f)(g)	1,850,000	1,857,581
6.25% (f)(g)	1,320,000	1,347,153
Barclays Bank PLC 7.625% 11/21/22	2,485,000	2,885,934
Barclays PLC:
6.625% (f)(g)	3,685,000	3,649,038
8.25% (f)(g)	1,705,000	1,838,383
Credit Agricole SA:
6.625% (e)(f)(g)	1,410,000	1,400,347
7.875% (e)(f)(g)	1,295,000	1,337,749
Credit Suisse Group 7.5% (e)(f)(g)	1,165,000	1,250,690
Credit Suisse Group AG 6.25% (e)(f)(g)	1,205,000	1,172,233
Goldman Sachs Group, Inc. 5.375% (f)(g)	1,005,000	1,003,538
JPMorgan Chase & Co.:
5.3% (f)(g)	1,675,000	1,683,043
6.125% (f)(g)	470,000	479,753
6.75% (f)(g)	910,000	965,224
Lloyds Banking Group PLC 7.5% (f)(g)	2,260,000	2,389,274
Royal Bank of Scotland Group PLC:
7.5% (f)(g)	1,350,000	1,359,441
8% (f)(g)	590,000	605,366
Societe Generale 6% (e)(f)(g)	685,000	650,523
		25,875,270
Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.875% (f)(g)	6,750,000	6,864,670
6.3% (f)(g)	1,530,000	1,512,650
		8,377,320
TOTAL PREFERRED SECURITIES (Cost $33,651,747)		34,252,590
Money Market Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.15% (b) (Cost $41,973,095)	41,973,095	$ 41,973,095
TOTAL INVESTMENT PORTFOLIO - 98.8% (Cost $815,668,352)		782,610,188
NET OTHER ASSETS (LIABILITIES) - 1.2%		9,610,677
NET ASSETS - 100%		$ 792,220,865
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $331,927,441 or 41.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 51,935
Other Information

The following is a summary of the inputs used, as of August 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 319,335	$ -	$ -	$ 319,335
Energy	2,460,332	-	2,460,332	-
Financials	9,402,612	7,235,704	2,166,908	-
Industrials	1,413,677	1,413,677	-	-
Telecommunication Services	117,000	117,000	-	-
Corporate Bonds	625,014,447	-	625,014,447	-
Commercial Mortgage Securities	23,519	-	-	23,519
Bank Loan Obligations	67,633,581	-	67,144,337	489,244
Preferred Securities	34,252,590	-	34,252,590	-
Money Market Funds	41,973,095	41,973,095	-	-
Total Investments in Securities:	$ 782,610,188	$ 50,739,476	$ 731,038,614	$ 832,098
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	76.8%
Luxembourg	5.6%
Canada	4.0%
United Kingdom	2.3%
Bermuda	1.7%
Ireland	1.7%
Netherlands	1.6%
France	1.3%
Austria	1.2%
Marshall Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

		August 31, 2015
Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $773,695,257)	$ 740,637,093
Fidelity Central Funds (cost $41,973,095)	41,973,095
Total Investments (cost $815,668,352)		$ 782,610,188
Cash		1,678
Receivable for investments sold		1,746,924
Dividends receivable		83,524
Interest receivable		12,519,418
Distributions receivable from Fidelity Central Funds		5,964
Other receivables		3,230
Total assets		796,970,926

Liabilities
Payable for investments purchased	$ 1,075,869
Distributions payable	3,668,406
Other payables and accrued expenses	5,786
Total liabilities		4,750,061

Net Assets		$ 792,220,865
Net Assets consist of:
Paid in capital		$ 825,279,029
Net unrealized appreciation (depreciation) on investments		(33,058,164)
Net Assets, for 7,216,580 shares outstanding		$ 792,220,865
Net Asset Value, offering price and redemption price per share ($792,220,865 ÷ 7,216,580 shares)		$ 109.78

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended August 31, 2015
Investment Income
Dividends		$ 2,340,600
Interest		48,452,860
Income from Fidelity Central Funds		51,935
Total income		50,845,395

Expenses
Custodian fees and expenses	$ 11,692
Independent directors' compensation	3,401
Interest	103
Miscellaneous	5
Total expenses before reductions	15,201
Expense reductions	(4,749)	10,452
Net investment income (loss)		50,834,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,334,577
Change in net unrealized appreciation (depreciation) on investment securities		(65,952,035)
Net gain (loss)		(64,617,458)
Net increase (decrease) in net assets resulting from operations		$ (13,782,515)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended August 31, 2015	Year ended August 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 50,834,943	$ 52,005,004
Net realized gain (loss)	1,334,577	13,784,287
Change in net unrealized appreciation (depreciation)	(65,952,035)	13,303,382
Net increase (decrease) in net assets resulting from operations	(13,782,515)	79,092,673
Distributions to partners from net investment income	(49,370,120)	(50,302,372)
Affiliated share transactions
Proceeds from sales of shares	-	2,002,563
Reinvestment of distributions	38,425,889	50,301,466
Cost of shares redeemed	(55,056,000)	-
Net increase (decrease) in net assets resulting from share transactions	(16,630,111)	52,304,029
Total increase (decrease) in net assets	(79,782,746)	81,094,330

Net Assets
Beginning of period	872,003,611	790,909,281
End of period	$ 792,220,865	$ 872,003,611
Other Affiliated Information Shares
Sold	-	17,403
Issued in reinvestment of distributions	335,021	426,909
Redeemed	(480,000)	-
Net increase (decrease)	(144,979)	444,312

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity High Income Central Fund 2

Years ended August 31,	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 118.45	$ 114.34	$ 113.92	$ 106.05	$ 105.40
Income from Investment Operations
Net investment income (loss) B	7.064	7.292	7.828	8.659	9.048
Net realized and unrealized gain (loss)	(8.871)	3.876	(.180)	6.901	(.660)
Total from investment operations	(1.807)	11.168	7.648	15.560	8.388
Distributions to partners from net investment income	(6.863)	(7.058)	(7.228)	(7.690)	(7.738)
Net asset value, end of period	$ 109.78	$ 118.45	$ 114.34	$ 113.92	$ 106.05
Total ReturnA	(1.58)%	9.97%	6.79%	15.22%	7.88%
Ratios to Average Net AssetsC, F
Expenses before reductions E	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any E	-%	-%	-%	-%	-%
Expenses net of all reductions E	-%	-%	-%	-%	-%
Net investment income (loss)	6.19%	6.20%	6.73%	7.93%	8.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 792,221	$ 872,004	$ 790,909	$ 740,594	$ 642,811
Portfolio turnover rateD	40%	56%	42%	36%	43%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Amount represents less than .005%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended August 31, 2015

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities, are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued

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3. Significant Accounting Policies - continued

Investment Valuation - continued

utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds , including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to

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Investment Transactions and Income - continued

the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for U.S. Federal income taxes because the Fund allocates, at least annually among its partners, each partner's share of the Fund's income and expenses and capital gains and losses as determined by income tax regulations for inclusion in each partner's tax return.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount, equity-debt classifications and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes any accumulated net investment income/(loss) and net realized gain/(loss) on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. The federal

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 17,294,232
Gross unrealized depreciation	(48,454,101)
Net unrealized appreciation (depreciation) on securities	$ (31,159,869)

Tax Cost	$ 813,770,057

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $308,009,182 and $307,549,708, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

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5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,280,000.36%		$ 103

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $3,401.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,348.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Litigation.

The Fund, and other entities managed by FMR or its affiliates, became aware in March 2015 that they were named as defendants in a lawsuit originally filed in the United States Bankruptcy Court for the Southern District of New York in 2009. The lawsuit was brought by creditors of Motors Liquidation Company (f/k/a General Motors), which went through Chapter 11 bankruptcy proceedings in 2009, and is captioned Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary No. 09-00504 (REG). The plaintiffs are seeking an order that the Fund and

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Notes to Financial Statements - continued

8. Litigation - continued

other defendants return proceeds received in 2009 in full payment of the principal and interest on General Motors secured debt. The plaintiffs contend that the Fund and the other defendants were not secured creditors at the time of the 2009 payments and, thus, were not entitled to payment in full. In January 2015, the Court of Appeals ruled that JPMorgan, as administrative agent for all of the debtholders, released the security interest on certain collateral securing the debt prior to the 2009 payments. The parties to the dispute have commenced discovery on the value of the remaining, unreleased collateral. At this time, Management cannot determine the amount of loss that may be realized, but expects the amount to be less than the $1,316,020 received in 2009. The Fund was not previously aware that it had been named as a defendant in this case because, in 2009, the Bankruptcy Court allowed the plaintiffs to refrain from serving any of the defendants other than JPMorgan with notice of the filing of the lawsuit. The Fund will explore all available options for minimizing any loss to the Fund. The Fund will also incur legal costs in defending the case.

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Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 2:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 2 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of August 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2015, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 2 as of August 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

October 22, 2015

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Trustees and Officers

The Trustees, Member of the Advisory Board, and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Each of the Trustees oversees 170 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. James C. Curvey is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Ned C. Lautenbach serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and sector funds. The asset allocation funds may invest in Fidelity funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees. In addition, the Independent Trustees have worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. For example, a working group comprised of Independent Trustees and FMR has worked and continues to work to review the Fidelity funds' valuation-related activities, reporting and risk management. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee Chairman of the Board of Trustees

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Research & Analysis Co. (investment adviser firm, 2009-present), and Vice Chairman (2007-present) and Director of FMR LLC (diversified financial services company). In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the board of Artis-Naples, Naples, Florida, and as a Trustee for Brewster Academy, Wolfeboro, New Hampshire. Previously, Mr. Curvey served as a Director of Fidelity Investments Money Management, Inc. (investment adviser firm, 2009-2014), a Director of FMR (investment adviser firm, 2007-2014), and a Director of FMR Co., Inc. (investment adviser firm, 2007-2014).

Charles S. Morrison (1960)
Year of Election or Appointment: 2014 Trustee

Mr. Morrison also serves as Trustee of other funds. He serves as a Director of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present), President, Asset Management (2014-present), and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Fixed Income and Asset Allocation Funds (2012-2014), President, Fixed Income (2011-2014), Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (investment adviser firm, 2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Bond Division.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Dennis J. Dirks (1948)
Year of Election or Appointment: 2005 Trustee

Mr. Dirks also serves as Trustee of other Fidelity funds. Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) and President and Board member of the National Securities Clearing Corporation (NSCC). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation, Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation, as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-2008), and as a member of the Independent Directors Council (IDC) Governing Council (2010-2015). Mr. Dirks is a member of the Board of Directors for The Brookville Center for Children's Services, Inc. (2009-present).

Alan J. Lacy (1953)
Year of Election or Appointment: 2008 Trustee

Mr. Lacy also serves as Trustee of other Fidelity funds. Mr. Lacy serves as a member of the Board of Directors of Dave & Buster's Entertainment, Inc. (restaurant and entertainment complexes, 2010-present) and Bristol-Myers Squibb Company (global pharmaceuticals, 2008-present). In addition, Mr. Lacy served as Senior Adviser (2007-2014) of Oak Hill Capital Partners, L.P. (private equity) and also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). Mr. Lacy is a member of the Board of Trustees of The National Parks Conservation Association (2006-present). Previously, Mr. Lacy served as Chairman of the Board of Trustees of the National Parks Conservation Association (2008-2011) and as a member of the Board of Directors for The Western Union Company (global money transfer, 2006-2011), The Hillman Companies, Inc. (hardware wholesalers, 2010-2014), and Earth Fare, Inc. (retail grocery, 2010-2014).

Ned C. Lautenbach (1944)
Year of Election or Appointment: 2004 Trustee Chairman of the Independent Trustees

Mr. Lautenbach also serves as Trustee of other Fidelity funds. Mr. Lautenbach currently serves as the Lead Director of the Eaton Corporation Board of Directors (diversified industrial, 1997-present). Mr. Lautenbach is Chairman of the Board of Directors of Artis-Naples in Naples, Florida (2012-present), a member of the Council on Foreign Relations (1994-present), and a member of the Board of Governors, State University System of Florida (2013-present). Previously, Mr. Lautenbach was a Partner/Advisory Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010), as well as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (1944)
Year of Election or Appointment: 2008 Trustee

Mr. Mauriello also serves as Trustee of other Fidelity funds. Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Group plc. (global insurance and re-insurance, 2006-present) and the Independent Directors Council (IDC) Governing Council (2015-present). Previously, Mr. Mauriello served as a Director of the Hamilton Funds of the Bank of New York (2006-2007) and of Arcadia Resources Inc. (health care services and products, 2007-2012).

Robert W. Selander (1950)
Year of Election or Appointment: 2011 Trustee

Mr. Selander also serves as Trustee of other Fidelity funds. Mr. Selander serves as a Director of The Western Union Company (global money transfer, 2014-present). Previously, Mr. Selander served as a Member of the Advisory Board of other Fidelity funds (2011), and Executive Vice Chairman (2010), Chief Executive Officer (2009-2010), and President and Chief Executive Officer (1997-2009) of Mastercard, Inc.

Cornelia M. Small (1944)
Year of Election or Appointment: 2005 Trustee

Ms. Small also serves as Trustee of other Fidelity funds. Ms. Small is a member of the Board of Directors (2009-present) and Chair of the Investment Committee (2010-present) of the Teagle Foundation. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson (2002-2008) and a member of the Investment Committee and Chairperson (2008-2012) and a member of the Board of Trustees of Smith College. In addition, Ms. Small served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (1939)
Year of Election or Appointment: 2004 Trustee Vice Chairman of the Independent Trustees

Mr. Stavropoulos also serves as Trustee of other Fidelity funds. Mr. Stavropoulos serves as President and Founder of the Michigan Baseball Foundation, the Great Lakes Loons (2007-present). Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President, CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, Mr. Stavropoulos is Chairman of the Board of Directors of Univar Inc. (global distributor of commodity and specialty chemicals), a Director of Teradata Corporation (data warehousing and technology solutions), and Maersk Inc. (industrial conglomerate), and a member of the Advisory Board for Metalmark Capital LLC (private equity investment, 2005-present). Mr. Stavropoulos is an operating advisor to Clayton, Dubilier & Rice, LLC (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science, a Trustee of the Rollin L. Gerstacker Foundation, and a Director of the Naples Philharmonic Center for the Arts. Previously, Mr. Stavropoulos served as a Director of Chemical Financial Corporation (bank holding company, 1993-2012) and Tyco International, Ltd. (multinational manufacturing and services, 2007-2012).

David M. Thomas (1949)
Year of Election or Appointment: 2008 Trustee

Mr. Thomas also serves as Trustee of other Fidelity funds. Mr. Thomas serves as Non-Executive Chairman of the Board of Directors of Fortune Brands Home and Security (home and security products, 2011-present), as a member of the Board of Directors (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication), and as a member of the Board of Trustees of the University of Florida (2013-present). Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions), and a Director of Fortune Brands, Inc. (consumer products, 2000-2011).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Advisory Board Member and Officers:

Correspondence intended for each officer and Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Peter S. Lynch (1944)
Year of Election or Appointment: 2003 Member of the Advisory Board

Mr. Lynch also serves as Member of the Advisory Board of other Fidelity funds. Mr. Lynch is Vice Chairman and a Director of FMR (investment adviser firm) and FMR Co., Inc. (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (diversified financial services company, 2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc R. Bryant (1966)
Year of Election or Appointment: 2015 Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and Chief Legal Officer of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

William C. Coffey (1969)
Year of Election or Appointment: 2009 Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2008 Deputy Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2010 Assistant Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)
Year of Election or Appointment: 2014 Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)
Year of Election or Appointment: 2015 Vice President

Mr. Goebel serves as an officer of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel also serves as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-present), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-present) and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-present); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-present) and FMR Co., Inc. (investment adviser firm, 2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-present); and Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-present) and FMR Investment Management (U.K.) Limited (investment adviser firm, 2008-present). Previously, Mr. Goebel served as Secretary and CLO of certain Fidelity funds (2008-2015), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Thomas C. Hense (1964)
Year of Election or Appointment: 2008/2010/2015 Vice President

Mr. Hense serves as Vice President of Fidelity Advisor Multi-Asset Income Fund (2015) and other funds (High Income (2008), Small Cap (2008), and Value (2010) funds) and is an employee of Fidelity Investments (1993-present). Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Brian B. Hogan (1964)
Year of Election or Appointment: 2009 Vice President

Mr. Hogan also serves as Trustee or Vice President of other funds. Mr. Hogan serves as a Director of Fidelity SelectCo, LLC (investment adviser firm, 2014-present) and President of the Equity Division of FMR (investment adviser firm, 2009-present). Previously, Mr. Hogan served as Senior Vice President, Equity Research of FMR (2006-2009) and as a portfolio manager.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2008 President and Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Stephen Sadoski (1971)
Year of Election or Appointment: 2012 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Deputy Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present).
Linda J. Wondrack (1964)
Year of Election or Appointment: 2014 Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of the Ethics Office and Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (Japan) Limited (investment adviser firm), FMR Investment Management (U.K.) Limited (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), Pyramis Global Advisors, LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments (1991-present). Previously, Mr. Zambello served as Vice President of the Program Management Group of FMR (investment adviser firm, 2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Central Fund 2

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with FMR Co., Inc. (FMRC) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by FMRC, the sub-advisers (together with FMRC, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts, as the fund is not publicly offered as a stand-alone investment product. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other investment companies managed by Fidelity and ultimately to enhance the performance of those investment companies.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays a management fee on behalf of the fund and receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee paid on behalf of the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, August 31, 2015, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity High Income Central Fund 2 and Fidelity Specialized High Income Central Fund (the "Funds"):

Services Billed by Deloitte Entities

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$51,000	$-	$6,700	$600
Fidelity Specialized High Income Central Fund	$57,000	$-	$8,500	$600

August 31, 2014 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity High Income Central Fund 2	$48,000	$-	$6,500	$600
Fidelity Specialized High Income Central Fund	$57,000	$-	$8,200	$600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	August 31, 2015A	August 31, 2014A
Audit-Related Fees	$-	$150,000
Tax Fees	$10,000	$-
All Other Fees	$175,000	$740,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2015 A	August 31, 2014 A
Deloitte Entities	$440,000	$1,865,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 28, 2015
By:	/s/Howard J. Galligan III
Howard J, Galligan III
Chief Financial Officer

Date:	October 28, 2015